Income Taxes (Current and Deferred) - Schedule of Temporary Differences in Deferred Tax Assets and Deferred Tax Liabilities (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	€ 877
Deferred tax liabilities, beginning balance	293
Total net deferred tax assets (liabilities), beginning balance	584
Deferred tax assets, Recognized in profit or loss	(150)
Deferred tax assets, Recognized in equity	18
Deferred tax assets, Change in scope of consolidation and other changes	12
Deferred tax assets, ending balance	993
Deferred tax liabilities, ending balance	265
Total net deferred tax assets (liabilities), ending balance	728
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	1,294
Deferred tax assets, Recognized in profit or loss	144
Deferred tax assets, Recognized in equity	3
Deferred tax assets, Change in scope of consolidation and other changes	(12)
Deferred tax assets, ending balance	1,429
Deferred tax assets [member] | Provision for bad debts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	154
Deferred tax assets, Recognized in profit or loss	(6)
Deferred tax assets, Change in scope of consolidation and other changes	(6)
Deferred tax assets, ending balance	142
Deferred tax assets [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	274
Deferred tax assets, Recognized in profit or loss	187
Deferred tax assets, Change in scope of consolidation and other changes	(9)
Deferred tax assets, ending balance	452
Deferred tax assets [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	72
Deferred tax assets, Recognized in profit or loss	(33)
Deferred tax assets, Change in scope of consolidation and other changes	(7)
Deferred tax assets, ending balance	32
Deferred tax assets [member] | Taxed depreciation and amortization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	101
Deferred tax assets, Recognized in profit or loss	5
Deferred tax assets, ending balance	106
Deferred tax assets [member] | Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	102
Deferred tax assets, Recognized in profit or loss	(2)
Deferred tax assets, Recognized in equity	(2)
Deferred tax assets, Change in scope of consolidation and other changes	10
Deferred tax assets, ending balance	108
Deferred tax assets [member] | Derivatives [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	591
Deferred tax assets, Recognized in profit or loss	(7)
Deferred tax assets, Recognized in equity	5
Deferred tax assets, ending balance	589
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(710)
Deferred tax assets, Recognized in profit or loss	6
Deferred tax assets, Recognized in equity	(21)
Deferred tax assets, Change in scope of consolidation and other changes	24
Deferred tax liabilities, ending balance	(701)
Deferred tax liabilities [member] | Business combinations-for step-up of net assets in excess of tax basis [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(142)
Deferred tax assets, Recognized in profit or loss	5
Deferred tax assets, Change in scope of consolidation and other changes	6
Deferred tax liabilities, ending balance	(131)
Deferred tax liabilities [member] | Deferred gains [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(4)
Deferred tax assets, Recognized in profit or loss	2
Deferred tax liabilities, ending balance	(2)
Deferred tax liabilities [member] | Accelerated depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(28)
Deferred tax assets, Recognized in profit or loss	13
Deferred tax assets, Change in scope of consolidation and other changes	1
Deferred tax liabilities, ending balance	(14)
Deferred tax liabilities [member] | Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(125)
Deferred tax assets, Recognized in profit or loss	(22)
Deferred tax assets, Change in scope of consolidation and other changes	15
Deferred tax liabilities, ending balance	(132)
Deferred tax liabilities [member] | Derivatives [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(411)
Deferred tax assets, Recognized in profit or loss	8
Deferred tax assets, Recognized in equity	(21)
Deferred tax assets, Change in scope of consolidation and other changes	2
Deferred tax liabilities, ending balance	€ (422)